PORTFOLIO OF INVESTMENTS – as of September 30, 2020 (Unaudited)

Gateway Equity Call Premium Fund

Shares	Description	Value (†)
Common Stocks – 99.6% of Net Assets
	Aerospace & Defense – 1.5%
1,232	Boeing Co. (The)(a)	$203,601
231	Huntington Ingalls Industries, Inc.(a)	32,513
950	Lockheed Martin Corp.(a)	364,116
3,469	Raytheon Technologies Corp.(a)	199,606

		799,836

	Air Freight & Logistics – 0.5%
853	FedEx Corp.(a)	214,547
397	XPO Logistics, Inc.(a)(b)	33,610

		248,157

	Airlines – 0.3%
2,273	Delta Air Lines, Inc.(a)	69,508
8,959	JetBlue Airways Corp.(a)(b)	101,506

		171,014

	Auto Components – 0.2%
858	Adient PLC(a)(b)	14,869
884	Gentex Corp.(a)	22,763
343	Lear Corp.(a)	37,404
388	Magna International, Inc.(a)	17,751

		92,787

	Automobiles – 0.1%
140	Tesla, Inc.(a)(b)	60,061

	Banks – 3.5%
24,046	Bank of America Corp.(a)	579,268
4,502	Citigroup, Inc.(a)	194,081
1,199	Comerica, Inc.(a)	45,862
200	East West Bancorp, Inc.(a)	6,548
5,480	Fifth Third Bancorp(a)	116,834
839	First Republic Bank(a)	91,501
8,001	JPMorgan Chase & Co.(a)	770,256
375	SVB Financial Group(a)(b)	90,233

		1,894,583

	Beverages – 1.6%
8,010	Coca-Cola Co. (The)(a)	395,454
3,562	PepsiCo, Inc.(a)	493,693

		889,147

	Biotechnology – 2.1%
3,834	AbbVie, Inc.(a)	335,820
830	Alexion Pharmaceuticals, Inc.(a)(b)	94,977
128	Alnylam Pharmaceuticals, Inc.(a)(b)	18,637
1,455	Amgen, Inc.(a)	369,803
401	Biogen, Inc.(a)(b)	113,756
2,787	Gilead Sciences, Inc.(a)	176,110

Shares	Description	Value (†)
Common Stocks – continued
	Biotechnology – continued
222	Seattle Genetics, Inc.(a)(b)	$43,443

		1,152,546

	Building Products – 0.9%
1,115	A.O. Smith Corp.(a)	58,872
2,331	Carrier Global Corp.(a)	71,189
1,240	Fortune Brands Home & Security, Inc.(a)	107,285
4,110	Johnson Controls International PLC(a)	167,893
203	Lennox International, Inc.(a)	55,340

		460,579

	Capital Markets – 2.3%
2,496	Bank of New York Mellon Corp. (The)(a)	85,713
424	BlackRock, Inc.(a)	238,945
2,821	Charles Schwab Corp. (The)(a)	102,205
221	FactSet Research Systems, Inc.(a)	74,008
1,192	Goldman Sachs Group, Inc. (The)(a)	239,556
5,055	Morgan Stanley(a)	244,409
429	MSCI, Inc.(a)	153,059
685	Raymond James Financial, Inc.(a)	49,841
1,106	TD Ameritrade Holding Corp.(a)	43,300

		1,231,036

	Chemicals – 1.9%
849	AdvanSix, Inc.(a)(b)	10,935
922	Air Products & Chemicals, Inc.(a)	274,627
379	Ashland Global Holdings, Inc.(a)	26,879
2,051	Huntsman Corp.(a)	45,553
1,620	Linde PLC(a)	385,771
658	Nutrien Ltd.	25,813
1,137	PPG Industries, Inc.(a)	138,805
848	RPM International, Inc.(a)	70,248
1,880	Valvoline, Inc.(a)	35,795

		1,014,426

	Commercial Services & Supplies – 0.5%
226	Waste Connections, Inc.(a)	23,459
2,066	Waste Management, Inc.(a)	233,809

		257,268

	Communications Equipment – 0.8%
763	Ciena Corp.(a)(b)	30,284
10,347	Cisco Systems, Inc.(a)	407,568
2,069	Telefonaktiebolaget LM Ericsson, Sponsored ADR	22,531

		460,383

	Consumer Finance – 0.4%
2,148	Ally Financial, Inc.(a)	53,851
6,190	Synchrony Financial(a)	161,992

		215,843

Shares	Description	Value (†)
Common Stocks – continued
	Containers & Packaging – 0.3%
938	Crown Holdings, Inc.(a)(b)	$72,095
723	Packaging Corp. of America(a)	78,843

		150,938

	Diversified Financial Services – 1.7%
4,183	Berkshire Hathaway, Inc., Class B(a)(b)	890,728

	Diversified Telecommunication Services – 1.9%
15,637	AT&T, Inc.(a)	445,811
158	GCI Liberty, Inc., Class A(a)(b)	12,950
9,058	Verizon Communications, Inc.(a)	538,860

		997,621

	Electric Utilities – 1.6%
4,416	Alliant Energy Corp.(a)	228,087
3,734	American Electric Power Co., Inc.(a)	305,180
1,600	Evergy, Inc.(a)	81,312
1,669	OGE Energy Corp.(a)	50,053
4,156	Southern Co. (The)(a)	225,338

		889,970

	Electrical Equipment – 0.6%
231	Acuity Brands, Inc.(a)	23,643
2,795	Emerson Electric Co.(a)	183,268
403	Hubbell, Inc.(a)	55,147
1,368	Sensata Technologies Holding PLC(a)(b)	59,015

		321,073

	Electronic Equipment, Instruments & Components – 0.4%
512	Arrow Electronics, Inc.(a)(b)	40,274
793	Avnet, Inc.(a)	20,491
688	CDW Corp.(a)	82,237
4,536	Flex Ltd.(a)(b)	50,531
565	Trimble, Inc.(a)(b)	27,515

		221,048

	Entertainment – 2.2%
1,995	Activision Blizzard, Inc.(a)	161,495
760	Live Nation Entertainment, Inc.(a)(b)	40,949
121	Madison Square Garden Entertainment Corp.(a)(b)	8,287
121	Madison Square Garden Sports Corp.(a)(b)	18,208
943	Netflix, Inc.(a)(b)	471,528
51	Roku, Inc.(b)	9,629
3,972	Walt Disney Co. (The)(a)	492,846

		1,202,942

	Food & Staples Retailing – 1.9%
961	Costco Wholesale Corp.(a)	341,155
2,216	Sysco Corp.(a)	137,880
1,732	Walgreens Boots Alliance, Inc.(a)	62,213

Shares	Description	Value (†)
Common Stocks – continued
	Food & Staples Retailing – continued
3,408	Walmart, Inc.(a)	$476,813

		1,018,061

	Food Products – 0.7%
1,143	Bunge Ltd.(a)	52,235
885	Hain Celestial Group, Inc. (The)(a)(b)	30,355
614	Ingredion, Inc.(a)	46,468
1,635	Kellogg Co.(a)	105,605
1,168	Post Holdings, Inc.(a)(b)	100,448
816	TreeHouse Foods, Inc.(a)(b)	33,072

		368,183

	Gas Utilities – 0.3%
1,197	Atmos Energy Corp.(a)	114,421
1,531	UGI Corp.(a)	50,493

		164,914

	Health Care Equipment & Supplies – 3.6%
4,804	Abbott Laboratories(a)	522,820
798	Alcon, Inc.(b)	45,446
370	Align Technology, Inc.(a)(b)	121,123
336	Cooper Cos., Inc. (The)(a)	113,272
388	Hill-Rom Holdings, Inc.(a)	32,402
2,290	Hologic, Inc.(a)(b)	152,216
532	IDEXX Laboratories, Inc.(a)(b)	209,135
3,635	Medtronic PLC(a)	377,749
898	ResMed, Inc.(a)	153,944
583	STERIS PLC(a)	102,719
362	Teleflex, Inc.(a)	123,232

		1,954,058

	Health Care Providers & Services – 2.4%
741	Anthem, Inc.(a)	199,025
1,510	Centene Corp.(a)(b)	88,078
1,142	Cigna Corp.(a)	193,466
2,386	MEDNAX, Inc.(a)(b)	38,844
260	Molina Healthcare, Inc.(a)(b)	47,591
2,414	UnitedHealth Group, Inc.(a)	752,613

		1,319,617

	Health Care Technology – 0.1%
171	Veeva Systems, Inc., Class A(b)	48,084

	Hotels, Restaurants & Leisure – 1.9%
68	Domino’s Pizza, Inc.(a)	28,919
497	Dunkin’ Brands Group, Inc.(a)	40,709
404	Hilton Grand Vacations, Inc.(a)(b)	8,476
683	Hilton Worldwide Holdings, Inc.(a)	58,274
1,174	Las Vegas Sands Corp.(a)	54,779
1,761	McDonald’s Corp.(a)	386,522
374	Melco Resorts & Entertainment Ltd., Sponsored ADR(a)	6,227

Shares	Description	Value (†)
Common Stocks – continued
	Hotels, Restaurants & Leisure – continued
1,576	MGM Resorts International(a)	$34,278
1,408	Restaurant Brands International, Inc.(a)	80,974
3,495	Starbucks Corp.(a)	300,290
9	Vail Resorts, Inc.(a)	1,926

		1,001,374

	Household Durables – 0.3%
1,384	Leggett & Platt, Inc.(a)	56,979
2,218	Toll Brothers, Inc.(a)	107,928

		164,907

	Household Products – 1.8%
521	Clorox Co. (The)(a)	109,499
6,045	Procter & Gamble Co. (The)(a)	840,194

		949,693

	Industrial Conglomerates – 1.1%
1,356	3M Co.(a)	217,204
2,134	Honeywell International, Inc.(a)	351,278

		568,482

	Insurance – 1.4%
3,115	Arch Capital Group Ltd.(a)(b)	91,114
1,480	Chubb Ltd.(a)	171,857
438	Cincinnati Financial Corp.(a)	34,151
5,403	Manulife Financial Corp.(a)	75,156
2,318	Prudential Financial, Inc.(a)	147,239
301	RenaissanceRe Holdings Ltd.(a)	51,092
801	Willis Towers Watson PLC(a)	167,265

		737,874

	Interactive Media & Services – 5.5%
470	Alphabet, Inc., Class A(a)(b)	688,832
685	Alphabet, Inc., Class C(a)(b)	1,006,676
4,727	Facebook, Inc., Class A(a)(b)	1,238,001
152	Match Group, Inc.(b)	16,819

		2,950,328

	Internet & Direct Marketing Retail – 5.0%
826	Amazon.com, Inc.(a)(b)	2,600,851
257	JD.com, Inc., ADR(b)	19,946
29	MercadoLibre, Inc.(a)(b)	31,392
905	Trip.com Group Ltd., ADR(b)	28,181

		2,680,370

	IT Services – 5.0%
1,895	Accenture PLC, Class A(a)	428,251
91	EPAM Systems, Inc.(b)	29,418
373	FleetCor Technologies, Inc.(a)(b)	88,811
784	Global Payments, Inc.(a)	139,223
2,033	International Business Machines Corp.(a)	247,355

Shares	Description	Value (†)
Common Stocks – continued
	IT Services – continued
739	Leidos Holdings, Inc.(a)	$65,882
2,297	MasterCard, Inc., Class A(a)	776,776
15	Shopify, Inc., Class A(b)	15,345
122	Square, Inc., Class A(b)	19,831
4,313	Visa, Inc., Class A(a)	862,471

		2,673,363

	Leisure Products – 0.1%
590	Brunswick Corp.(a)	34,757
345	Polaris, Inc.(a)	32,547

		67,304

	Life Sciences Tools & Services – 1.3%
118	Bio-Rad Laboratories, Inc., Class A(a)(b)	60,824
482	Illumina, Inc.(a)(b)	148,977
625	PRA Health Sciences, Inc.(a)(b)	63,400
959	Thermo Fisher Scientific, Inc.(a)	423,418

		696,619

	Machinery – 1.6%
471	AGCO Corp.(a)	34,981
1,820	Caterpillar, Inc.(a)	271,453
822	Cummins, Inc.(a)	173,573
990	Deere & Co.(a)	219,414
616	IDEX Corp.(a)	112,365
1,165	Otis Worldwide Corp.(a)	72,719

		884,505

	Media – 1.2%
11,513	Comcast Corp., Class A(a)	532,592
17,870	Sirius XM Holdings, Inc.(a)	95,783

		628,375

	Metals & Mining – 0.3%
2,674	Alcoa Corp.(a)(b)	31,099
1,619	Barrick Gold Corp.(a)	45,510
316	Rio Tinto PLC, Sponsored ADR(a)	19,083
590	Southern Copper Corp.(a)	26,709
833	Steel Dynamics, Inc.(a)	23,849
4,124	Vale S.A., Sponsored ADR(a)	43,632

		189,882

	Multi-Utilities – 0.4%
3,723	Public Service Enterprise Group, Inc.(a)	204,430

	Multiline Retail – 0.5%
1,576	Nordstrom, Inc.(a)	18,786
1,470	Target Corp.(a)	231,407

		250,193

	Oil, Gas & Consumable Fuels – 2.1%
2,853	Canadian Natural Resources Ltd.(a)	45,677

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
1,062	Cheniere Energy, Inc.(a)(b)	$49,139
4,533	Chevron Corp.(a)	326,376
1,642	Concho Resources, Inc.(a)	72,445
1,822	Enbridge, Inc.(a)	53,202
1,230	EQT Corp.(a)	15,904
10,937	Exxon Mobil Corp.(a)	375,467
1,235	HollyFrontier Corp.(a)	24,342
2,149	Ovintiv, Inc.(a)	17,536
176	Pioneer Natural Resources Co.(a)	15,134
3,117	Suncor Energy, Inc.(a)	38,121
1,014	TC Energy Corp.	42,608
7,684	WPX Energy, Inc.(a)(b)	37,652

		1,113,603

	Pharmaceuticals – 4.4%
5,070	Bristol-Myers Squibb Co.(a)	305,670
2,189	Eli Lilly & Co.(a)	324,016
62	Jazz Pharmaceuticals PLC(a)(b)	8,841
5,321	Johnson & Johnson(a)	792,190
5,458	Merck & Co., Inc.(a)	452,741
306	Novartis AG, Sponsored ADR	26,610
11,688	Pfizer, Inc.(a)	428,950
1,000	Teva Pharmaceutical Industries Ltd., Sponsored ADR(a)(b)	9,010

		2,348,028

	Professional Services – 0.6%
57	CoStar Group, Inc.(a)(b)	48,365
342	ManpowerGroup, Inc.(a)	25,079
650	TransUnion(a)	54,685
998	Verisk Analytics, Inc.(a)	184,939

		313,068

	Real Estate Management & Development – 0.0%
176	Jones Lang LaSalle, Inc.(a)	16,836

	REITs - Apartments – 0.8%
1,056	American Campus Communities, Inc.(a)	36,876
836	Camden Property Trust(a)	74,387
566	Essex Property Trust, Inc.(a)	113,647
3,100	Invitation Homes, Inc.(a)	86,769
1,125	Mid-America Apartment Communities, Inc.(a)	130,444

		442,123

	REITs - Diversified – 1.3%
1,350	Crown Castle International Corp.(a)	224,775
862	Digital Realty Trust, Inc.(a)	126,507
2,963	Duke Realty Corp.(a)	109,335
716	Gaming & Leisure Properties, Inc.(a)	26,442
516	SBA Communications Corp.(a)	164,335
846	VICI Properties, Inc.(a)	19,771

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Diversified – continued
724	W.P. Carey, Inc.(a)	$47,176

		718,341

	REITs - Health Care – 0.1%
2,686	Medical Properties Trust, Inc.(a)	47,354

	REITs - Hotels – 0.0%
672	Park Hotels & Resorts, Inc.(a)	6,713

	REITs - Mortgage – 0.1%
4,312	Annaly Capital Management, Inc.	30,701

	REITs - Office Property – 0.1%
1,073	Kilroy Realty Corp.(a)	55,753

	REITs - Single Tenant – 0.2%
368	National Retail Properties, Inc.(a)	12,699
1,329	Realty Income Corp.(a)	80,737

		93,436

	REITs - Storage – 0.2%
984	Extra Space Storage, Inc.(a)	105,278

	Road & Rail – 1.4%
1,142	Norfolk Southern Corp.(a)	244,376
542	Old Dominion Freight Line, Inc.(a)	98,059
2,100	Union Pacific Corp.(a)	413,427

		755,862

	Semiconductors & Semiconductor Equipment – 5.1%
2,588	Advanced Micro Devices, Inc.(a)(b)	212,190
3,752	Applied Materials, Inc.(a)	223,057
51	ASML Holding NV, (Registered)	18,833
377	First Solar, Inc.(a)(b)	24,957
8,921	Intel Corp.(a)	461,929
1,569	Marvell Technology Group Ltd.(a)	62,289
2,228	Maxim Integrated Products, Inc.(a)	150,635
1,304	NVIDIA Corp.(a)	705,751
310	NXP Semiconductors NV	38,691
1,366	ON Semiconductor Corp.(a)(b)	29,629
2,815	QUALCOMM, Inc.(a)	331,269
1,002	Teradyne, Inc.(a)	79,619
2,732	Texas Instruments, Inc.(a)	390,102

		2,728,951

	Software – 9.6%
1,290	Adobe, Inc.(a)(b)	632,655
1,069	Cadence Design Systems, Inc.(a)(b)	113,987
256	CDK Global, Inc.(a)	11,159
297	Check Point Software Technologies Ltd.(a)(b)	35,741
582	Fortinet, Inc.(a)(b)	68,565
14,803	Microsoft Corp.(a)	3,113,515

Shares	Description	Value (†)
Common Stocks – continued
	Software – continued
4,225	Oracle Corp.(a)	$252,233
165	Palo Alto Networks, Inc.(a)(b)	40,384
1,996	salesforce.com, Inc.(a)(b)	501,635
425	ServiceNow, Inc.(a)(b)	206,125
475	SS&C Technologies Holdings, Inc.(a)	28,747
745	Synopsys, Inc.(a)(b)	159,415

		5,164,161

	Specialty Retail – 2.3%
326	Advance Auto Parts, Inc.(a)	50,041
529	Burlington Stores, Inc.(a)(b)	109,022
933	Dick’s Sporting Goods, Inc.(a)	54,002
1,030	Foot Locker, Inc.(a)	34,021
3,009	Home Depot, Inc. (The)(a)	835,629
392	Ulta Beauty, Inc.(a)(b)	87,800
583	Williams-Sonoma, Inc.(a)	52,727

		1,223,242

	Technology Hardware, Storage & Peripherals – 7.1%
31,376	Apple, Inc.(a)	3,633,654
346	Dell Technologies, Inc., Class C(a)(b)	23,421
5,591	Hewlett Packard Enterprise Co.(a)	52,388
5,561	HP, Inc.(a)	105,603

		3,815,066

	Textiles, Apparel & Luxury Goods – 1.0%
309	Carter’s, Inc.(a)	26,753
232	Lululemon Athletica, Inc.(a)(b)	76,414
3,384	NIKE, Inc., Class B(a)	424,827
762	Skechers U.S.A., Inc., Class A(a)(b)	23,028

		551,022

	Tobacco – 0.9%
4,687	Altria Group, Inc.(a)	181,106
206	British American Tobacco PLC, Sponsored ADR(a)	7,447
3,941	Philip Morris International, Inc.(a)	295,535

		484,088

	Water Utilities – 0.5%
1,833	American Water Works Co., Inc.(a)	265,565

	Wireless Telecommunication Services – 0.1%
1,994	America Movil SAB de CV, Series L, ADR	24,905
1,721	Vodafone Group PLC, Sponsored ADR	23,096

		48,001

	Total Common Stocks (Identified Cost $28,258,944)	53,469,794

Principal Amount	Description	Value (†)
Short-Term Investments – 2.5%
$1,366,943	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2020 at 0.000% to be repurchased at $1,366,943 on 10/01/2020 collateralized by $1,394,400 U.S. Treasury Note, 0.250% due 9/30/2025 valued at $1,394,291 including accrued interest(c) (Identified Cost $1,366,943)	$1,366,943

	Total Investments – 102.1% (Identified Cost $29,625,887)	54,836,737
	Other assets less liabilities – (2.1)%	(1,122,878)

	Net Assets – 100.0%	$53,713,859

Written Options – (1.9%)
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options – (1.9%)
S&P 500® Index, Call(d)	10/16/2020	3,350	(18)	$(6,053,400)	$(70,566)	$(121,950)
S&P 500® Index, Call(d)	10/16/2020	3,400	(18)	(6,053,400)	(132,086)	(73,530)
S&P 500® Index, Call(d)	10/16/2020	3,450	(17)	(5,717,100)	(140,887)	(37,995)
S&P 500® Index, Call(d)	10/30/2020	3,425	(17)	(5,717,100)	(143,233)	(88,995)
S&P 500® Index, Call(d)	11/06/2020	3,425	(17)	(5,717,100)	(130,756)	(122,060)
S&P 500® Index, Call(d)	11/20/2020	3,275	(17)	(5,717,100)	(185,258)	(306,425)
S&P 500® Index, Call(d)	11/20/2020	3,500	(18)	(6,053,400)	(166,401)	(103,500)
S&P 500® Index, Call(d)	11/20/2020	3,525	(18)	(6,053,400)	(173,331)	(87,390)
S&P 500® Index, Call(d)	11/20/2020	3,550	(17)	(5,717,100)	(202,649)	(68,595)

Total					$(1,345,167)	$(1,010,440)

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations as determined by the Options Price Reporting Authority.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.
(c)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(d)

The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$53,469,794	$—	$—	$53,469,794
Short-Term Investments	—	1,366,943	—	1,366,943

Total	$53,469,794	$1,366,943	$—	$54,836,737

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$(1,010,440)	$—	$—	$(1,010,440)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include written index call options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The combination of the diversified stock portfolio and the steady cash flow from writing of index call options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended September 30, 2020, written index call options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of September 30, 2020:

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts		$(1,010,440)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at September 30, 2020 (Unaudited)

Software	9.6%
Technology Hardware, Storage & Peripherals	7.1
Interactive Media & Services	5.5
Semiconductors & Semiconductor Equipment	5.1
Internet & Direct Marketing Retail	5.0
IT Services	5.0
Pharmaceuticals	4.4
Health Care Equipment & Supplies	3.6
Banks	3.5
Health Care Providers & Services	2.4
Capital Markets	2.3
Specialty Retail	2.3
Entertainment	2.2
Biotechnology	2.1
Oil, Gas & Consumable Fuels	2.1
Other Investments, less than 2% each	37.4
Short-Term Investments	2.5

Total Investments	102.1
Other assets less liabilities (including open written options)	(2.1)

Net Assets	100.0%